Nature of Operations and Basis of Presentation (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 16, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Regulatory Assets [Abstract]
Reverse stock split, description	On August 16, 2016, we filed a certificate of amendment to our Amended and Restated Certificate of Incorporation to effect a 1-for-7.4 reverse stock split of our outstanding common stock in connection with the listing of our common stock on The NASDAQ Capital Market
Net loss		$ (3,787,975)	$ (6,395,533)	$ (8,192,745)	$ (8,842,852)	$ (18,105,315)	$ (7,917,853)
Net cash used for operating activities						(10,525,182)
Net cash used by investing activities						(78,416)
Cash and cash equivalents		2,972,051	$ 7,183,528	2,972,051	$ 7,183,528	4,084,085	1,477,143	$ 354,254
Accumulated deficit		$ (68,794,523)		$ (68,794,523)		$ (60,601,778)	$ (24,550,308)